Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Portfolio in Default and in Legal Collection Process of Notes Receivable (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($) customer
Portfolio In Default And In Legal Collection Process [Line Items]
Number of customers | customer	916,461	598,800
Amount | $	$ 155,345	$ 120,543
Notes receivable in default [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of customers | customer	907,062	588,962
Amount | $	$ 111,016	$ 75,562
Notes receivable in legal collection process [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of customers | customer	9,399	9,838
Amount | $	$ 44,329	$ 44,981